LONG-TERM LOANS FROM BANKS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long-term Debt	$ 15,018
Less - current maturities	4,836	$ 4,820
Long-term loans from banks	10,182	8,385
Long-term Loans from Banks [Member]
Debt Instrument [Line Items]
Long-term Debt	15,018	13,205
Less - current maturities	4,836	4,820
Long-term loans from banks	10,182	$ 8,385
In Other Currencies [Member] | Long-term Loans from Banks [Member]
Debt Instrument [Line Items]
Interest Rate		10.00%
Long-term Debt	$ 662	$ 60
Minimum [Member] | In Other Currencies [Member] | Long-term Loans from Banks [Member]
Debt Instrument [Line Items]
Interest Rate	10.00%
Maximum [Member] | In Other Currencies [Member] | Long-term Loans from Banks [Member]
Debt Instrument [Line Items]
Interest Rate	17.00%
In or Linked to Dollars [Member] | Long-term Loans from Banks [Member]
Debt Instrument [Line Items]
Interest Rate	3.71%	3.71%
Long-term Debt	$ 14,356	$ 13,145